UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        02/14/08
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 75

Form 13F Information Value Total (thousands):     $218,689


List of Other Included Managers: NONE

Form 13F-HR Information Table

                                    Title of              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
Name of Issuer                        Class     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
--------------                        -----     -----    --------  -------  ---  ----  ----------  --------   ----   ------   ----
3M Company                                COM  88579Y101     261      3092   SH           SOLE                0       0       3092
Abbott Laboratories                       COM  002824100     674     12009   SH           SOLE                0       0      12009
Affiliated Computer Svcs.                CL A  008190100    9088    201510   SH           SOLE                0       0     201510
AFLAC Inc.                                COM  001055102     275      4395   SH           SOLE                0       0       4395
Altria Group Inc.                         COM  02209S103     772     10217   SH           SOLE                0       0      10217
American Int'l. Grp.                      COM  026874107    1180     20241   SH           SOLE                0       0      20241
Amgen, Inc.                               COM  031162100    9219    198507   SH           SOLE                0       0     198507
AT&T                                      COM  00206R102     289      6945   SH           SOLE                0       0       6945
BankAmerica                               COM  060505104     575     13946   SH           SOLE                0       0      13946
Berkshire Hathaway Class A               CL A  084670108     425         3   SH           SOLE                0       0          3
BP Amoco                            SPONS ADR  055622104     778     10635   SH           SOLE                0       0      10635
Capital One Financial Cor                 COM  14040H105    6396    135330   SH           SOLE                0       0     135330
Cardinal Health                           COM  14149Y108     755     13080   SH           SOLE                0       0      13080
CDC Corporation Class A                 SHS A  G2022L106     219     45000   SH           SOLE                0       0      45000
Cell Genesys Inc.                         COM  150921104     159     69000   SH           SOLE                0       0      69000
ChevronTexaco Corp.                       COM  166764100     237      2535   SH           SOLE                0       0       2535
Cintas Corp.                              COM  172908105     336     10000   SH           SOLE                0       0      10000
Cisco Systems Inc                         COM  17275R102     478     17654   SH           SOLE                0       0      17654
Citigroup                                 COM  172967101     301     10224   SH           SOLE                0       0      10224
Coach Inc.                                COM  189754104    7307    238960   SH           SOLE                0       0     238960
Coca Cola                                 COM  191216100    1009     16439   SH           SOLE                0       0      16439
Colgate-Palmolive                         COM  194162103     417      5350   SH           SOLE                0       0       5350
Comcast Corp. Class A Spe                CL A  20030N200     208     11400   SH           SOLE                0       0      11400
Comerica Inc.                             COM  200340107     414      9511   SH           SOLE                0       0       9511
ConocoPhilips                             COM  20825C104     633      7167   SH           SOLE                0       0       7167
D.R. Horton Inc                           COM  23331A109     181     13768   SH           SOLE                0       0      13768
Danaher Corp.                             COM  235851102     263      3002   SH           SOLE                0       0       3002
Elan Corp.                                ADR  284131208     220     10000   SH           SOLE                0       0      10000
EMC Corp                                  COM  268648102   10375    559878   SH           SOLE                0       0     559878
Emerson                                   COM  291011104     692     12210   SH           SOLE                0       0      12210
Entremed                                  COM  29382F103      63     52513   SH           SOLE                0       0      52513
Exxon Mobil Corp.                         COM  30231G102    1045     11150   SH           SOLE                0       0      11150
Fastenal Co.                              COM  311900104     679     16802   SH           SOLE                0       0      16802
First Financial Bancorp                   COM  320209109    4896    429470   SH           SOLE                0       0     429470
Fiserv Inc.                               COM  337738108    3355     60452   SH           SOLE                0       0      60452
Garmin Ltd.                               ORD  G37260109    6803     70135   SH           SOLE                0       0      70135
General Electric                          COM  369604103    2329     62820   SH           SOLE                0       0      62820
Gilead Sciences Inc.                      COM  375558103    8913    193725   SH           SOLE                0       0     193725
Global Payments Inc.                      COM  37940X102    8352    179541   SH           SOLE                0       0     179541
Home Depot                                COM  437076102     495     18371   SH           SOLE                0       0      18371
Hubbell Inc Class B                      CL B  443510201     397      7690   SH           SOLE                0       0       7690
Intel                                     COM  458140100     542     20314   SH           SOLE                0       0      20314
J P Morgan & Co Inc.                      COM  46625H100     301      6900   SH           SOLE                0       0       6900
Johnson & Johnson                         COM  478160104     814     12200   SH           SOLE                0       0      12200
Kinetic Concepts Inc.                     COM  49460W208    8798    164270   SH           SOLE                0       0     164270
Kraft Food Inc. Class A                  CL A  50075N104     227      6966   SH           SOLE                0       0       6966
L-3 Communications Holdings               COM  502424104     201      1900   SH           SOLE                0       0       1900
LJ International Inc.                     ORD  G55312105     200     35000   SH           SOLE                0       0      35000
Lowe's Companies, Inc.                    COM  548661107    4959    219246   SH           SOLE                0       0     219246

                                    Title of              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
Name of Issuer                        Class     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
--------------                        -----     -----    --------  -------  ---  ----  ----------  --------   ----   ------   ----
McDonald's Corporation                    COM  580135101    1163     19744   SH           SOLE                0       0      19744
Medtronic Inc.                            COM  585055106     953     18947   SH           SOLE                0       0      18947
Merck & Co.                               COM  589331107     380      6531   SH           SOLE                0       0       6531
Merge Technologies Inc.                   COM  589981109      29     24200   SH           SOLE                0       0      24200
Microsoft                                 COM  594918104     385     10821   SH           SOLE                0       0      10821
Northern Trust Corp;                      COM  665859104     919     12000   SH           SOLE                0       0      12000
O Reilly Automotive Inc.                  COM  686091109   12549    386947   SH           SOLE                0       0     386947
Omnicom Group                             COM  681919106     228      4800   SH           SOLE                0       0       4800
Omnivision Technologies                   COM  682128103     507     32400   SH           SOLE                0       0      32400
Oracle Corp.                              COM  68389X105     635     28118   SH           SOLE                0       0      28118
PepsiCo. Inc.                             COM  713448108     303      3992   SH           SOLE                0       0       3992
Pharmaceutical Product Development        COM  717124101   11853    293607   SH           SOLE                0       0     293607
Philadelphia Consolidated                 COM  717528103    8094    205695   SH           SOLE                0       0     205695
Procter & Gamble                          COM  742718109    3479     47383   SH           SOLE                0       0      47383
Roper Industries Inc.                     COM  776696106    7943    127000   SH           SOLE                0       0     127000
S&P Depository Receipts            UNIT SER 1  78462F103     669      4573   SH           SOLE                0       0       4573
Sandisk Corp.                             COM  80004C101    3937    118676   SH           SOLE                0       0     118676
SkyWest Inc.                              COM  830879102    6016    224065   SH           SOLE                0       0     224065
StanCorp Financial Group                  COM  852891100   10080    200075   SH           SOLE                0       0     200075
Stryker                                   COM  863667101   10093    135080   SH           SOLE                0       0     135080
T Rowe Price Group Inc.                   COM  74144T108   13994    229868   SH           SOLE                0       0     229868
Teva Pharmaceutical Indus                 ADR  881624209     288      6200   SH           SOLE                0       0       6200
United Technologies Corp                  COM  913017109     511      6673   SH           SOLE                0       0       6673
Waters Corp.                              COM  941848103   13937    176260   SH           SOLE                0       0     176260
Western Union Co.                         COM  959802109     375     15443   SH           SOLE                0       0      15443
Zimmer Holdings Inc.                      COM  98956P102    1866     28205   SH           SOLE                0       0      28205